Income Taxes - Schedule of Reconciliations of The Income Tax Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
PRC statutory tax rate	¥ 60,215	$ 8,612	¥ 80,104	¥ (17,965)
Foreign tax effects
Changes in valuation allowances	(99,126)	(14,175)	(89,023)	(34,680)
Nontaxable or Nondeductible Items
SBC expense	19,609	2,804	29,623	34,161
Expenses without qualified invoices	0	0	0	44,270
Foreign exchange gain	0	0	0	(1,455)
Other	2,090	299	1,803	(444)
Changes in unrecognized tax benefits	0	0	5,130	10,809
Other adjustments
Statutory income/expense	5,148	736	0	10,017
Tax losses expired	9,464	1,353	0	0
FIN48 interest	6,787	971	9,139	0
Other	(1)	(0)	(3,004)	268
Income tax expenses	¥ 9,159	$ 1,310	¥ 16,016	¥ 19,420
Effective Income Tax Rate Reconciliation, Percent [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Foreign tax effects
Change in valuation allowance	(41.20%)	(41.20%)	(27.80%)	48.30%
Nontaxable or Nondeductible Items
SBC expense	8.10%	8.10%	9.20%	(47.50%)
Expenses without qualified invoices	0.00%	0.00%	0.00%	(61.60%)
Foreign exchange gain	0.00%	0.00%	0.00%	2.00%
Other	0.90%	0.90%	0.60%	0.60%
Changes in unrecognized tax benefits	0.00%	0.00%	1.60%	(15.00%)
Other adjustments
Statutory income/expense	2.10%	2.10%	0.00%	(13.90%)
Tax losses expired	3.90%	3.90%	0.00%	0.00%
FIN48 interest	2.80%	2.80%	2.90%	0.00%
Other	0.00%	0.00%	(0.90%)	(0.40%)
Effective Tax Rate	3.80%	3.80%	5.00%	(27.00%)
Cayman [Member]
Foreign tax effects
Statutory tax rate difference between Cayman and PRC	¥ (17,781)	$ (2,543)	¥ 14,053	¥ 13,051
Foreign tax effects
Statutory tax rate difference between Cayman and PRC	(7.40%)	(7.40%)	4.40%	(18.20%)
Hong Kong [Member]
Foreign tax effects
Non-taxable income	¥ 0	$ 0	¥ (34,602)	¥ (38,615)
Changes in valuation allowances	3,078	440	0	0
Other	¥ (1,855)	$ (265)	¥ 0	¥ 0
Foreign tax effects
Non-taxable income	0.00%	0.00%	(10.80%)	53.70%
Change in valuation allowance	1.30%	1.30%	0.00%	0.00%
Other	(0.80%)	(0.80%)	0.00%	0.00%
Singapore [Member]
Foreign tax effects
Changes in valuation allowances	¥ 6,604	$ 944	¥ 0	¥ 0
Other	¥ (2,076)	$ (297)	¥ 0	¥ 0
Foreign tax effects
Change in valuation allowance	2.70%	2.70%	0.00%	0.00%
Other	(0.90%)	(0.90%)	0.00%	0.00%
United Arab Emirates [Member]
Foreign tax effects
Changes in valuation allowances	¥ 6,281	$ 898	¥ 0	¥ 0
Other	¥ (6)	$ (1)	¥ 0	¥ 0
Foreign tax effects
Change in valuation allowance	2.60%	2.60%	0.00%	0.00%
Other	0.00%	0.00%	0.00%	0.00%
Saudi Arabia [Member]
Foreign tax effects
Changes in valuation allowances	¥ 10,617	$ 1,518	¥ 0	¥ 0
Other	¥ 85	$ 12	¥ 0	¥ 0
Foreign tax effects
Change in valuation allowance	4.40%	4.40%	0.00%	0.00%
Other	0.00%	0.00%	0.00%	0.00%
Other foreign jurisdictions [Member]
Foreign tax effects
Changes in valuation allowances	¥ 26	$ 4	¥ 2,793	¥ 3
Foreign tax effects
Change in valuation allowance	0.00%	0.00%	0.90%	0.00%